MANAGEMENT'S LIQUIDITY PLANS	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Going Concern [Abstract]
Substantial Doubt about Going Concern [Text Block]
NOTE 2 – MANAGEMENT’S LIQUIDITY PLANS

As of June 30, 2018, the Company had cash of $679,590 and a working capital deficit of $750,341. In addition, the Company used actual net cash in operations of $1,094,896 during the six months ended June 30, 2018.

On August 6, 2018, the Company sold 992,000 shares of its common stock at $6.25 per share for net proceeds of $5,547,635, after costs and expenses of $652,365. In addition, the Company has received common stock subscriptions for 48,000 shares of its common stock at a sales price of $6.25 per share for net proceeds of $288,000, after costs and expenses of $12,000. It is anticipated that the Company has cash sufficient to fund operations for the next twelve months (see Note 10).

NOTE 2 — GOING CONCERN AND MANAGEMENT’S LIQUIDITY PLANS

As of December 31, 2017, the Company had cash of $1,960,430 and a working capital deficit of $2,198,926, principally due to the inclusion of non-cash derivative liability recorded in current liabilities. Excluding the derivative liability, the Company’s working capital would have been $785,084. In addition, the Company used actual net cash in operations of $1,622,719 during the year ended December 31, 2017. The Company has incurred net losses since inception. These conditions raise substantial doubt about the Company’s ability to continue as a going concern.

In 2017, the Company sold shares of common stock and warrants for net proceeds, after commissions and other costs, of $1,550,000, issued convertible notes of $862,500 and received proceeds of $210,000 from the exercise of warrants. It is anticipated that the proceeds from the sale of its common stock and warrants will provide the Company with cash sufficient to fund operations through September 2018.

The Company expects that cash used in operations will decrease significantly over the next several years as the Company executes its business plan. In the event that the Company is not able to fully achieve its plan, the Company may need to raise additional funds through equity or debt financing. If the Company is unsuccessful in raising additional financing, it will need to reduce costs and operations in the future.

Accordingly, the accompanying financial statements have been prepared in conformity with U.S. GAAP, which contemplates continuation of the Company as a going concern and the realization of assets and satisfaction of liabilities in the normal course of business. The carrying amounts of assets and liabilities presented in the financial statements do not necessarily purport to represent realizable or settlement values. The financial statements do not include any adjustment that might result from the outcome of this uncertainty.